Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	$ 2,500,000
Repayment of loan and interest to related parties		3,000,000
Interest expenses	[1]	71,123
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Loan to a related party	[2]	92,459	103,789
Interest incomes	[2]	8,963	2,051
Administrative fees income	[3]	9,615	19,231
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Repayment of loan and interest from a related party	[2]	595,900	2,965,803
Interest incomes	[2]	4,518	139,105
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, management and administrative fees	[4]	131,691	114,461
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, management and administrative fees	[4]	$ 138,768	$ 99,472

[1]	On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2025. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of this condensed consolidated financial statements, the undrawn line of credit facility is $12 million.
[2]	On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date is extended for 6 months to the first extended maturity date, and may further extendable for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied. As of the date of this condensed consolidated financial statements, there is no outstanding balance from the Borrower following a repayment in February 2023.On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years. The interest on the outstanding principal indebtedness is at the rate of 10% per annum. ATL and Libra Science Limited mutually agreed to terminate the line of credit agreement effect as of March 31, 2023. All existing liabilities arising from the line of credit agreement shall remain enforceable and repayable on demand by ATL. As of the date of this condensed consolidated financial statements, $0.5 million is outstanding from Libra Sciences Limited.
[3]	On January 1, 2022, Aptus Management Limited (“AML”), a wholly owned subsidiary of the Company, entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, AML will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. AML is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the original expiry date on December 31, 2023. AML and Libra Sciences Limited mutually agreed to terminate the administrative management service agreement effect as of March 31, 2023.
[4]	CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will remain in effect until 1 month’s notice in writing is given by either party. In August 2023, CGY Investment Limited has agreed to suspended its monthly services fee from August 1, 2023 until further notice.ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. During the six month period ended June 30, 2023 and 2022, ACC Medical Limited also received $28,615 and $23,275 one-off compensation respectively. The agreement was terminated on June 30, 2023.